CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 10, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Apr. 10, 2019	0	0
Net income (loss)					2,506,354
Balance at Sep. 30, 2019	$ 233	$ 1,725	2,491,696	2,506,354	5,000,008
Balance (in shares) at Sep. 30, 2019	2,326,470	17,250,000
Balance at Apr. 10, 2019	$ 0	$ 0	0	0	0
Balance (in shares) at Apr. 10, 2019	0	0
Issuance of Founder Shares to Sponsor	$ 0	$ 1,725	23,275	0	25,000
Issuance of Founder Shares to Sponsor (in shares)	0	17,250,000
Issuance of Class B common stock to Sponsor	$ 0	$ 1,725	23,275	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	17,250,000
Sale of 69,000,000 Units, net of underwriting discount and offering expenses	$ 6,900	$ 0	655,673,293	0	655,680,193
Sale of 69,000,000 Units, net of underwriting discount and offering expenses (in shares)	69,000,000	0
Sale of 15,800,000 Private Placement Warrants	$ 0	$ 0	(15,800,000)	0	(15,800,000)
Change in value of common stock subject to possible redemption	$ (6,662)	$ 0	(671,191,567)	0	(671,198,229)
Change in value of common stock subject to possible redemption (in shares)	66,619,951	0
Net income (loss)	$ 0	$ 0	0	4,693,042	4,693,042
Balance at Dec. 31, 2019	$ 238	$ 1,725	305,001	4,693,042	5,000,006
Balance (in shares) at Dec. 31, 2019	2,380,049	17,250,000
Balance at Apr. 11, 2019	$ 0	$ 0	0	0	0
Balance (in shares) at Apr. 11, 2019	0	0
Issuance of Founder Shares to Sponsor	$ 0	$ 1,725	23,275	0	25,000
Issuance of Founder Shares to Sponsor (in shares)	0	17,250,000
Issuance of Class B common stock to Sponsor	$ 0	$ 1,725	23,275	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	17,250,000
Net income (loss)	$ 0	$ 0	0	(1,000)	(1,000)
Balance at Jun. 30, 2019	$ 0	$ 1,725	23,275	(1,000)	24,000
Balance (in shares) at Jun. 30, 2019	0	17,250,000
Sale of 69,000,000 Units, net of underwriting discount and offering expenses	$ 6,900	$ 0	655,673,293	0	655,680,193
Sale of 69,000,000 Units, net of underwriting discount and offering expenses (in shares)	69,000,000	0
Sale of 15,800,000 Private Placement Warrants	$ 0	$ 0	(15,800,000)	0	(15,800,000)
Change in value of common stock subject to possible redemption	$ (6,667)	$ 0	(669,004,872)	0	(669,011,539)
Change in value of common stock subject to possible redemption (in shares)	66,673,530	0
Net income (loss)	$ 0	$ 0	0	2,507,354	2,507,354
Balance at Sep. 30, 2019	$ 233	$ 1,725	2,491,696	2,506,354	5,000,008
Balance (in shares) at Sep. 30, 2019	2,326,470	17,250,000
Balance at Dec. 31, 2019	$ 238	$ 1,725	305,001	4,693,042	5,000,006
Balance (in shares) at Dec. 31, 2019	2,380,049	17,250,000
Change in value of common stock subject to possible redemption	$ 2	$ 0	(305,001)	(1,217,484)	(1,522,483)
Change in value of common stock subject to possible redemption (in shares)	17,534	0
Net income (loss)	$ 0	$ 0	0	1,522,486	1,522,486
Balance at Mar. 31, 2020	$ 240	$ 1,725	0	4,998,044	5,000,009
Balance (in shares) at Mar. 31, 2020	2,397,583	17,250,000
Balance at Dec. 31, 2019	$ 238	$ 1,725	305,001	4,693,042	5,000,006
Balance (in shares) at Dec. 31, 2019	2,380,049	17,250,000
Net income (loss)					1,303,184
Balance at Sep. 30, 2020	$ 244	$ 1,725	219,294	4,778,742	5,000,005
Balance (in shares) at Sep. 30, 2020	2,436,522	17,250,000
Balance at Mar. 31, 2020	$ 240	$ 1,725	0	4,998,044	5,000,009
Balance (in shares) at Mar. 31, 2020	2,397,583	17,250,000
Change in value of common stock subject to possible redemption	$ 2	$ 0	126,347	0	126,349
Change in value of common stock subject to possible redemption (in shares)	17,502	0
Net income (loss)	$ 0	$ 0	0	(126,353)	(126,353)
Balance at Jun. 30, 2020	$ 242	$ 1,725	126,347	4,871,691	5,000,005
Balance (in shares) at Jun. 30, 2020	2,415,085	17,250,000
Change in value of common stock subject to possible redemption	$ 2	$ 0	92,947	0	92,949
Change in value of common stock subject to possible redemption (in shares)	21,437	0
Net income (loss)	$ 0	$ 0	0	(92,949)	(92,949)
Balance at Sep. 30, 2020	$ 244	$ 1,725	$ 219,294	$ 4,778,742	$ 5,000,005
Balance (in shares) at Sep. 30, 2020	2,436,522	17,250,000